INSURANCE CONTRACTS	12 Months Ended
Dec. 31, 2022
Insurance Contracts [Abstract]
INSURANCE CONTRACTS	INSURANCE CONTRACTS
The following summarizes the balances related to the partnership’s insurance contracts from its residential mortgage insurer:
(a)    Premiums and unearned premiums reserve
The following table summarizes the movement in the unearned premiums reserve during the years ended December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Unearned premiums reserve, beginning of year	$2,228	$1,889
Premiums written during the year	636	967
Premiums earned during the year	(666)	(639)
Foreign currency translation	(149)	11
Unearned premiums reserve, end of year	$2,049	$2,228
Key methodologies and assumptions
Premiums written are recognized as premiums earned using a factor-based premium recognition curve that is based on expected loss emergence pattern. Approximately 80% of the mortgage insurance premiums written are recognized as premiums earned within the first five years of policy inception based on the premium recognition curve.
An appointed actuary performs a liability adequacy test on the unearned premiums reserve using a dynamic regression model. The purpose of the test is to ensure the unearned premiums liability at year end is sufficient to pay for future claims and expenses that may arise from unexpired insurance contracts. The liability adequacy test for the years ended December 31, 2022 and 2021 identified a surplus in the unearned premiums reserve and thus no premium deficiency reserve is required at this reporting date.
(b)    Losses on claims and loss reserves
The carrying value of loss reserves reflects the present value of expected claims expenses and provisions for adverse deviation and is considered to be an indicator of fair value.
The following table summarizes the loss reserves at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Case reserves	$38	$54
Incurred but not reported reserves	12	13
Discounting	(1)	(1)
Provisions for adverse deviation	4	5
Total loss reserves	$53	$71
The following table summarizes the movement in loss reserves during the years ended December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Loss reserves, beginning of year	$71	$144
Claims paid during the year	(31)	(48)
Changes in loss reserves related to the current year	17	44
Favorable development on losses on claims related to prior years	—	(71)
Foreign currency translation	(4)	2
Loss reserves, end of year	$53	$71